Consolidated Statements of Comprehensive Loss (Parenthetical)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Consolidated Statements of Comprehensive Loss
Fair value changes of convertible notes due to instrument-specific credit risk, tax	¥ 0
Unrealized gain on short-term investment, tax	0
Foreign currency translation adjustment, tax	¥ 0